Property	6 Months Ended
Jun. 30, 2012
Property, Plant and Equipment [Abstract]
Property
NOTE 9 – PROPERTY

The Company does not own any property. Commencing in July 2012, the Company leases a virtual office in Wilmington, Delaware from a third party.